Discontinued operations - Summary of movement schedules by measurement component (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	€ 176,049
Net opening balance, Investment contracts	21,281	€ 22,332
Variable Fee Approach [Abstract]
Closing net balance	137,391	176,049
Net closing balance, Investment contracts	20	21,281
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	176,006
Variable Fee Approach [Abstract]
Closing net balance	137,341	176,006
Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	176,006	188,193
Changes in estimates that adjust contractual service margin	0	0
Changes in estimates that adjust onerous contracts	859	1,098
Changes that relate to future service	888	1,139
Earnings released from contractual service margin	(431)	(930)
Release of risk adjustment	(132)	(278)
Revenue recognised for incurred policyholder tax expenses	(618)	(780)
Changes that relate to current service	3	(11)
Insurance service result	270	361
General Model [Abstract]
Interest accreted to insurance contracts	1,493	3,021
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets	4,309	14,316
Change in fulfilment value - risk mitigation option	(616)	(836)
Insurance finance income / (expenses)	5,334	18,143
Premiums received	6,651	14,405
Claims, benefits and expenses paid	(11,240)	(24,576)
Cash flows	(5,238)	(11,326)
Net exchange differences	3,946	(19,358)
Closing net balance	137,341	176,006
Insurance contracts other than those to which premium allocation approach has been applied [member] | Investment contracts with DPF [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Net opening balance, Investment contracts	21,281	22,332
Changes in estimates that adjust contractual service margin	0	0
Changes in estimates that adjust onerous contracts	(1)	2
Changes that relate to future service	(1)	2
Earnings released from contractual service margin	(9)	(37)
Release of risk adjustment	(4)	(14)
Changes that relate to current service	(13)	(47)
Insurance service result	(13)	(45)
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	(441)	2,916
Insurance finance income / (expenses)	(440)	2,916
Premiums received	106	413
Claims, benefits and expenses paid	(848)	(3,157)
Cash flows	(746)	(2,744)
Net exchange differences	133	(1,177)
Net closing balance, Investment contracts	20	21,281
BEL [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	164,430	175,611
Changes in estimates that adjust contractual service margin	(27)	(371)
Changes in estimates that adjust onerous contracts	717	1,069
Changes that relate to future service	241	(65)
Earnings released from contractual service margin	0	0
Release of risk adjustment	0	0
Revenue recognised for incurred policyholder tax expenses	(55)	428
Changes that relate to current service	3	(11)
Insurance service result	186	364
General Model [Abstract]
Interest accreted to insurance contracts	1,301	2,654
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets	4,309	14,316
Change in fulfilment value - risk mitigation option	(616)	(836)
Insurance finance income / (expenses)	5,145	17,770
Premiums received	6,651	14,405
Claims, benefits and expenses paid	(11,240)	(24,576)
Cash flows	(5,238)	(11,326)
Net exchange differences	3,651	(17,981)
Closing net balance	126,659	164,430
BEL [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Investment contracts with DPF [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Net opening balance, Investment contracts	20,940	21,987
Changes in estimates that adjust contractual service margin	24	(66)
Changes in estimates that adjust onerous contracts	(1)	2
Changes that relate to future service	22	(64)
Earnings released from contractual service margin	0	0
Release of risk adjustment	0	0
Changes that relate to current service	0	4
Insurance service result	22	(60)
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	(441)	2,916
Insurance finance income / (expenses)	(440)	2,916
Premiums received	106	413
Claims, benefits and expenses paid	(848)	(3,157)
Cash flows	(746)	(2,744)
Net exchange differences	131	(1,159)
Net closing balance, Investment contracts	15	20,940
RA [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	3,169	3,618
Changes in estimates that adjust contractual service margin	(70)	(78)
Changes in estimates that adjust onerous contracts	143	29
Changes that relate to future service	162	86
Earnings released from contractual service margin	0	0
Release of risk adjustment	(132)	(278)
Revenue recognised for incurred policyholder tax expenses	(132)	(278)
Changes that relate to current service	0	0
Insurance service result	30	(191)
General Model [Abstract]
Interest accreted to insurance contracts	62	141
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets	0	0
Change in fulfilment value - risk mitigation option	0	0
Insurance finance income / (expenses)	59	148
Premiums received	0	0
Claims, benefits and expenses paid	0	0
Cash flows	0	0
Net exchange differences	85	(405)
Closing net balance	3,126	3,169
RA [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Investment contracts with DPF [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Net opening balance, Investment contracts	97	112
Changes in estimates that adjust contractual service margin	(4)	5
Changes in estimates that adjust onerous contracts	0	0
Changes that relate to future service	(4)	5
Earnings released from contractual service margin	0	0
Release of risk adjustment	(4)	(14)
Changes that relate to current service	(4)	(14)
Insurance service result	(7)	(10)
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	0	0
Insurance finance income / (expenses)	0	0
Premiums received	0	0
Claims, benefits and expenses paid	0	0
Cash flows	0	0
Net exchange differences	1	(6)
Net closing balance, Investment contracts	0	97
CSM [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	8,406	8,964
Transfers to disposal groups	(1,244)
Changes in estimates that adjust contractual service margin	96	449
Earnings released from contractual service margin	(431)	(930)
Variable Fee Approach [Abstract]
Insurance finance income / (expenses)	130	226
Net exchange differences	210	(972)
Closing net balance	7,556	8,406
CSM [member] | Investment contracts with DPF [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	245	233
Changes in estimates that adjust contractual service margin	(20)	61
Earnings released from contractual service margin	(9)	(37)
Variable Fee Approach [Abstract]
Insurance finance income / (expenses)	0
Net exchange differences	2	(13)
Closing net balance	4	245
CSM [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	8,406	8,964
Changes in estimates that adjust contractual service margin	96	449
Changes in estimates that adjust onerous contracts	0	0
Changes that relate to future service	486	1,118
Earnings released from contractual service margin	(431)	(930)
Release of risk adjustment	0	0
Revenue recognised for incurred policyholder tax expenses	(431)	(930)
Changes that relate to current service	0	0
Insurance service result	54	189
General Model [Abstract]
Interest accreted to insurance contracts	130	226
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets	0	0
Change in fulfilment value - risk mitigation option	0	0
Insurance finance income / (expenses)	130	226
Premiums received	0	0
Claims, benefits and expenses paid	0	0
Cash flows	0	0
Net exchange differences	210	(972)
Closing net balance	7,556	8,406
CSM [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Investment contracts with DPF [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Net opening balance, Investment contracts	245	233
Changes in estimates that adjust contractual service margin	(20)	61
Changes in estimates that adjust onerous contracts	0	0
Changes that relate to future service	(19)	61
Earnings released from contractual service margin	(9)	(37)
Release of risk adjustment	0	0
Changes that relate to current service	(9)	(37)
Insurance service result	(28)	25
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	0	0
Insurance finance income / (expenses)	0	0
Premiums received	0	0
Claims, benefits and expenses paid	0	0
Cash flows	0	0
Net exchange differences	2	(13)
Net closing balance, Investment contracts	4	245
Discontinued operations [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Transfers to disposal groups	42,977
Discontinued operations [member] | Investment contracts with DPF [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Net opening balance, Investment contracts	0
Changes in estimates that adjust contractual service margin	0
Changes in estimates that adjust onerous contracts	(1)
Transfers to disposal groups	20,196
Changes that relate to future service	(1)
Earnings released from contractual service margin	(12)
Release of risk adjustment	(3)
Revenue recognised for incurred policyholder tax expenses	0
Changes that relate to current service	(15)
Insurance service result	(16)
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	2,110
Insurance finance income / (expenses)	2,110
Premiums received	90
Claims, benefits and expenses paid	(756)
Cash flows	(666)
Net exchange differences	153
Net closing balance, Investment contracts	21,777	0
Discontinued operations [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	0
Transfers to disposal groups	42,977
Changes in estimates that adjust contractual service margin	0
Changes in estimates that adjust onerous contracts	(4)
Changes that relate to future service	(4)
Earnings released from contractual service margin	(43)
Release of risk adjustment	(6)
Revenue recognised for incurred policyholder tax expenses	(10)
Changes that relate to current service	(59)
Insurance service result	(62)
General Model [Abstract]
Interest accreted to insurance contracts	6
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets	4,385
Change in fulfilment value - risk mitigation option	(1)
Insurance finance income / (expenses)	4,390
Premiums received	620
Claims, benefits and expenses paid	(1,397)
Cash flows	(777)
Net exchange differences	330
Closing net balance	46,857	0
Discontinued operations [member] | BEL [Member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Transfers to disposal groups	41,515
Discontinued operations [member] | BEL [Member] | Investment contracts with DPF [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Net opening balance, Investment contracts	0
Changes in estimates that adjust contractual service margin	(92)
Changes in estimates that adjust onerous contracts	(1)
Transfers to disposal groups	19,891
Changes that relate to future service	(93)
Earnings released from contractual service margin	0
Release of risk adjustment	0
Revenue recognised for incurred policyholder tax expenses	0
Changes that relate to current service	0
Insurance service result	(93)
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	2,110
Insurance finance income / (expenses)	2,110
Premiums received	90
Claims, benefits and expenses paid	(756)
Cash flows	(666)
Net exchange differences	150
Net closing balance, Investment contracts	21,393	0
Discontinued operations [member] | BEL [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	0
Changes in estimates that adjust contractual service margin	(171)
Changes in estimates that adjust onerous contracts	(4)
Changes that relate to future service	(176)
Earnings released from contractual service margin	0
Release of risk adjustment	0
Revenue recognised for incurred policyholder tax expenses	(10)
Changes that relate to current service	(10)
Insurance service result	(185)
General Model [Abstract]
Interest accreted to insurance contracts	4
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets	4,385
Change in fulfilment value - risk mitigation option	(1)
Insurance finance income / (expenses)	4,389
Premiums received	620
Claims, benefits and expenses paid	(1,397)
Cash flows	(777)
Net exchange differences	318
Closing net balance	45,260	0
Discontinued operations [member] | RA [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Transfers to disposal groups	218
Discontinued operations [member] | RA [member] | Investment contracts with DPF [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Net opening balance, Investment contracts	0
Changes in estimates that adjust contractual service margin	11
Changes in estimates that adjust onerous contracts	0
Transfers to disposal groups	90
Changes that relate to future service	11
Earnings released from contractual service margin	0
Release of risk adjustment	(3)
Revenue recognised for incurred policyholder tax expenses	0
Changes that relate to current service	(3)
Insurance service result	8
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	0
Insurance finance income / (expenses)	0
Premiums received	0
Claims, benefits and expenses paid	0
Cash flows	0
Net exchange differences	1
Net closing balance, Investment contracts	98	0
Discontinued operations [member] | RA [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	0
Changes in estimates that adjust contractual service margin	23
Changes in estimates that adjust onerous contracts	0
Changes that relate to future service	23
Earnings released from contractual service margin	0
Release of risk adjustment	(6)
Revenue recognised for incurred policyholder tax expenses	0
Changes that relate to current service	(6)
Insurance service result	17
General Model [Abstract]
Interest accreted to insurance contracts	0
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets	0
Change in fulfilment value - risk mitigation option	0
Insurance finance income / (expenses)	0
Premiums received	0
Claims, benefits and expenses paid	0
Cash flows	0
Net exchange differences	2
Closing net balance	237	0
Discontinued operations [member] | CSM [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Transfers to disposal groups	1,244
Discontinued operations [member] | CSM [member] | Investment contracts with DPF [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Net opening balance, Investment contracts	0
Changes in estimates that adjust contractual service margin	81
Changes in estimates that adjust onerous contracts	0
Transfers to disposal groups	214
Changes that relate to future service	81
Earnings released from contractual service margin	(12)
Release of risk adjustment	0
Revenue recognised for incurred policyholder tax expenses	0
Changes that relate to current service	(12)
Insurance service result	70
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	0
Insurance finance income / (expenses)	0
Premiums received	0
Claims, benefits and expenses paid	0
Cash flows	0
Net exchange differences	2
Net closing balance, Investment contracts	286	0
Discontinued operations [member] | CSM [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	0
Changes in estimates that adjust contractual service margin	149
Changes in estimates that adjust onerous contracts	0
Changes that relate to future service	149
Earnings released from contractual service margin	(43)
Release of risk adjustment	0
Revenue recognised for incurred policyholder tax expenses	0
Changes that relate to current service	(43)
Insurance service result	105
General Model [Abstract]
Interest accreted to insurance contracts	1
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets	0
Change in fulfilment value - risk mitigation option	0
Insurance finance income / (expenses)	1
Premiums received	0
Claims, benefits and expenses paid	0
Cash flows	0
Net exchange differences	10
Closing net balance	€ 1,361	€ 0